(Vanguard Diversified Equity Fund Participant) (Vanguard Diversified Equity Fund, Vanguard Diversified Equity Fund - Investor Shares)	12 Months Ended
Oct. 31, 2012
Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.40%